Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 0.7	$ 0.6	$ 2.5	$ 2.6	$ 2.6
Estimated intangible asset amortization expense 2013			2.6
Estimated intangible asset amortization expense 2014	2.9		2.6
Estimated intangible asset amortization expense 2015	2.8		2.5
Estimated intangible asset amortization expense 2016	2.5		2.5
Estimated intangible asset amortization expense 2017	$ 2.5		$ 2.5